BANK LOANS (Schedule of Repayments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BANK LOANS [Abstract]
2013	$ 6,503	40,515
2014	14,118	87,959
2015	5,365	33,422
Total	$ 25,986	161,896